Document and Entity Information	Jul. 01, 2021
Details
Registrant CIK	0001533357
Registrant Name	DEFENSE TECHNOLOGIES INTERNATIONAL CORP.
SEC Form	8-K
Period End date	Jul. 01, 2021
Tax Identification Number (TIN)	99-0363802
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54851
Entity Address, Address Line One	2683 Via De La Valle
Entity Address, Address Line Two	Suite G418
Entity Address, City or Town	Del Mar
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92014
City Area Code	800
Local Phone Number	520-9485
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false